Shareholder Report, Holdings (Details) - Fidelity Municipal Bond Opportunities ETF	Jul. 31, 2025
TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
RS0Member
Holdings [Line Items]
Percent of Net Asset Value	26.80%
RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
RS2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.70%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%